Contingent Liabilities and Commitments - Summary of Acceptances and Guarantees by Industry (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 8,644,782	₩ 6,481,423
Unconfirmed guarantees	4,571,270	4,385,532
Total	₩ 13,216,052	₩ 10,866,955
Proportion (%)	100.00%	100.00%
Financial institutions
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 462,657	₩ 385,761
Unconfirmed guarantees	2,012	10,114
Total	₩ 464,669	₩ 395,875
Proportion (%)	3.52%	3.64%
Manufacturing
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 3,851,832	₩ 2,742,224
Unconfirmed guarantees	3,589,948	2,979,232
Total	₩ 7,441,780	₩ 5,721,456
Proportion (%)	56.31%	52.65%
Service
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 751,846	₩ 676,440
Unconfirmed guarantees	31,465	38,920
Total	₩ 783,311	₩ 715,360
Proportion (%)	5.93%	6.58%
Wholesale & Retail
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 2,181,469	₩ 1,603,085
Unconfirmed guarantees	658,875	999,416
Total	₩ 2,840,344	₩ 2,602,501
Proportion (%)	21.49%	23.95%
Construction
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 420,937	₩ 317,946
Unconfirmed guarantees	47,465	38,260
Total	₩ 468,402	₩ 356,206
Proportion (%)	3.54%	3.28%
Public sector
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 32,635	₩ 28,257
Unconfirmed guarantees	81,607	99,841
Total	₩ 114,242	₩ 128,098
Proportion (%)	0.86%	1.18%
Others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 943,406	₩ 727,710
Unconfirmed guarantees	159,898	219,749
Total	₩ 1,103,304	₩ 947,459
Proportion (%)	8.35%	8.72%